INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 4,547,785	R$ 4,052,013
Negative tax basis of social contribution carryforward	R$ 4,377,311	R$ 3,660,133